FAIR VALUE MEASUREMENTS - Schedule of assets and liabilities measured at fair value on a recurring basis (Details) - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash and marketable securities held in Trust Account	$ 90,849,312	$ 130,681,047
Warrant liability	6,982,603	3,950,311
Derivative liability	2,174,989	0
Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash and marketable securities held in Trust Account	90,849,312	130,681,047
Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Warrant liability	6,982,603	3,950,311
Derivative liability	$ 2,174,989	$ 0